LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Loans consist of the following:

	Years Ended December 31,
	2012	2011

Commercial real estate	$419,667,312	$370,383,885
Residential first mortgages	177,663,354	164,543,309
Construction and land development	31,818,782	36,744,865
Home equity and second mortgage	21,982,375	24,138,324
Commercial loans	88,157,606	101,968,056
Consumer loans	995,206	1,000,983
Commercial equipment	16,267,684	19,760,753
	756,552,319	718,540,175
Less:
Deferred loan fees	664,610	796,359
Allowance for loan loss	8,246,957	7,655,041
	8,911,567	8,451,400

	$747,640,752	$710,088,775

Schedule of Related Party Transactions [Table Text Block]

Activity in loans outstanding to executive officers and directors for the years ended December 31, 2012 and 2011 are summarized as follows:

	2012	2011
Balance, beginning of year	$6,475,004	$6,250,097
New loans made during year	842,052	815,681
Repayments made during year	(330,300)	(590,774)
Balance, end of year	$6,986,756	$6,475,004

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The loan receivables are disaggregated on the basis of the Company’s impairment methodology.

	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
At and For the Year Ended December 31, 2012

Allowance for loan losses:
Balance at January 1,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Charge-offs	(486,431)	(10,987)	(140,835)	(210,753)	(1,003,824)	(4,994)	(168,802)	(2,026,626)
Recoveries	-	37,524	-	-	51,350	987	-	89,861
Provisions	2,051,066	517,486	319,880	347,029	(948,796)	4,229	237,787	2,528,681
Balance at December 31,	$4,089,834	$1,083,228	$533,430	$279,819	$1,949,024	$19,341	$292,281	$8,246,957
Ending balance: individually evaluated for impairment	$785,878	$403,475	$-	$-	$353,883	$-	$4,421	$1,547,657
Ending balance: collectively evaluated for impairment	$3,303,956	$679,753	$533,430	$279,819	$1,595,141	$19,341	$287,860	$6,699,300
Loan receivables:
Ending balance	$419,667,312	$177,663,354	$31,818,782	$21,982,375	$88,157,606	$995,206	$16,267,684	$756,552,319
Ending balance: individually evaluated for impairment	$21,618,890	$3,367,827	$4,877,868	$291,000	$8,778,681	$51,748	$4,421	$38,990,435
Ending balance: collectively evaluated for impairment	$398,048,422	$174,295,527	$26,940,914	$21,691,375	$79,378,925	$943,458	$16,263,263	$717,561,884

	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
At and For the Year Ended December 31, 2011

Allowance for loan losses:
Balance at January 1,	$3,313,983	$204,073	$1,266,625	$97,519	$2,552,039	$32,209	$202,699	$7,669,147
Charge-offs	(1,249,038)	(49,002)	(213,007)	-	(2,441,076)	(3,000)	(150,005)	(4,105,128)
Recoveries	-	967	-	-	1,936	968	-	3,871
Provisions	460,254	383,167	(699,233)	46,024	3,737,395	(11,058)	170,602	4,087,151
Balance at December 31,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Ending balance: individually evaluated for impairment	$423,093	$113,000	$100,000	$42,340	$1,318,502	$-	$-	$1,996,935
Ending balance: collectively evaluated for impairment	$2,102,106	$426,205	$254,385	$101,203	$2,531,792	$19,119	$223,296	$5,658,106
Loan receivables:
Ending balance	$370,383,885	$164,543,309	$36,744,865	$24,138,324	$101,968,056	$1,000,983	$19,760,753	$718,540,175
Ending balance: individually evaluated for impairment	$31,166,090	$5,849,538	$9,057,433	$492,319	$23,896,287	$82,036	$371,936	$70,915,639
Ending balance: collectively evaluated for impairment	$339,217,795	$158,693,771	$27,687,432	$23,646,005	$78,071,769	$918,947	$19,388,817	$647,624,536

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]

Non-accrual and Past Due Loans

Non-accrual loans as of December 31, 2012 and 2011 were as follows:

	December 31, 2012						December 31, 2011
	90 or Greater Days Delinquent	Number of Loans	Nonacccrual Performing Loans	Number of Loans	Total Dollars	Total Number of Loans	90 or Greater Days Delinquent	Number of Loans

Commercial real estate	$1,527,844	7	$3,802,947	2	$5,330,791	9	$2,866,539	11
Residential first mortgages	3,169,404	10	569,693	3	3,739,097	13	2,438,771	7
Construction and land development	-	-	-	-	-	-	1,413,550	2
Home equity and second mortgage	71,296	2	-	-	71,296	2	291,285	7
Commercial loans	3,732,090	11	-	-	3,732,090	11	2,263,916	4
Consumer loans	-	-	51,748	1	51,748	1	500	1
Commercial equipment	216,383	4	-	-	216,383	4	236,056	3
	$8,717,017	34	$4,424,388	6	$13,141,405	40	$9,510,617	35

Past Due Financing Receivables [Table Text Block]

An analysis of past due loans as of December 31, 2012 and 2011 is as follows:

December 31, 2012	Current	31-60 Days	61-89 Days	90 or Greater Days	Total Past Due	Total Loan Receivables

Commercial real estate	$416,721,658	$-	$1,417,810	$1,527,844	$2,945,654	$419,667,312
Residential first mortgages	173,593,886	97,307	802,757	3,169,404	4,069,468	177,663,354
Construction and land dev.	31,818,782	-	-	-	-	31,818,782
Home equity and second mtg.	21,499,018	350,715	61,346	71,296	483,357	21,982,375
Commercial loans	84,384,426	-	41,090	3,732,090	3,773,180	88,157,606
Consumer loans	983,094	9,363	2,749	-	12,112	995,206
Commercial equipment	15,659,007	371,921	20,373	216,383	608,677	16,267,684
Total	$744,659,871	$829,306	$2,346,125	$8,717,017	$11,892,448	$756,552,319

December 31, 2011	Current	31-60 Days	61-89 Days	90 or Greater Days	Total Past Due	Total Loan Receivables

Commercial real estate	$367,415,647	$101,699	$-	$2,866,539	$2,968,238	$370,383,885
Residential first mortgages	160,785,337	1,319,201	-	2,438,771	3,757,972	164,543,309
Construction and land dev.	35,331,315	-	-	1,413,550	1,413,550	36,744,865
Home equity and second mtg.	23,618,693	228,346	-	291,285	519,631	24,138,324
Commercial loans	95,961,076	49,781	3,693,283	2,263,916	6,006,980	101,968,056
Consumer loans	991,838	8,645	-	500	9,145	1,000,983
Commercial equipment	19,450,929	24,869	48,899	236,056	309,824	19,760,753
Total	$703,554,835	$1,732,541	$3,742,182	$9,510,617	$14,985,340	$718,540,175

Schedule Of Financing Receivable Recorded Investment Credit Quality Indicatoer [Table Text Block]

Credit quality indicators as of December 31, 2012 and 2011 were as follows:

Credit Risk Profile by Internally Assigned Grade

	Commercial Real Estate		Construction and Land Dev.
	2012	2011	2012	2011

Unrated	$59,930,126	$1,003,553	$4,330,321	$-
Pass	329,882,941	338,952,446	19,752,749	27,687,432
Special mention	4,880,758	-	-	-
Substandard	24,973,487	30,391,213	7,735,712	9,057,433
Doubtful	-	-	-	-
Loss	-	36,673	-	-
Total	$419,667,312	$370,383,885	$31,818,782	$36,744,865

	Commercial Loans		Commercial Equipment
	2012	2011	2012	2011

Unrated	$11,627,726	$586,124	$5,082,713	$391,786
Pass	64,436,809	78,183,487	11,180,550	19,209,380
Special mention	-	-	-	-
Substandard	12,093,071	23,198,445	4,421	159,587
Doubtful	-	-	-	-
Loss	-	-	-	-
Total	$88,157,606	$101,968,056	$16,267,684	$19,760,753

Credit Risk Profile Based on Payment Activity

	Residential First Mortgages		Home Equity and Second Mtg.		Consumer Loans
	2012	2011	2012	2011	2012	2011

Performing	$174,493,950	$162,104,538	$21,911,079	$23,847,039	$995,206	$1,000,483
Nonperforming	3,169,404	2,438,771	71,296	291,285	-	500
Total	$177,663,354	$164,543,309	$21,982,375	$24,138,324	$995,206	$1,000,983

Impaired Financing Receivables [Table Text Block]

Impaired loans, including TDRs, at December 31, 2012 and 2011 were as follows:

December 31, 2012	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$21,618,890	$18,804,478	$2,814,412	$21,618,890	$785,878	$22,501,842	$1,119,715
Residential first mortgages	3,367,827	2,362,062	1,005,765	3,367,827	403,475	3,388,867	157,595
Construction and land dev.	4,877,868	4,877,868	-	4,877,868	-	4,792,982	276,260
Home equity and second mtg.	291,000	291,000	-	291,000	-	221,000	6,783
Commercial loans	8,778,681	8,330,442	448,238	8,778,681	353,883	9,153,074	284,095
Consumer loans	51,748	51,748	-	51,748	-	64,459	5,284
Commercial equipment	4,421	-	4,421	4,421	4,421	5,112	318
Total	$38,990,435	$34,717,598	$4,272,836	$38,990,435	$1,547,657	$40,127,336	$1,850,050

December 31, 2011	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$8,405,656	$6,404,447	$1,593,560	$7,998,006	$423,093	$6,880,651	$375,203
Residential first mortgages	618,206	-	618,206	618,206	113,000	618,835	10,294
Construction and land dev.	3,130,466	1,716,915	1,413,550	3,130,466	100,000	3,193,938	84,107
Home equity and second mtg.	42,340	-	42,340	42,340	42,340	42,340	-
Commercial loans	8,798,072	2,369,329	6,428,743	8,798,072	1,318,502	9,188,371	314,216
Commercial equipment	129,876	129,876	-	129,876	-	147,035	8,905
Total	$21,124,616	$10,620,567	$10,096,399	$20,716,966	$1,996,935	$20,071,170	$792,725

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

TDRs, included in the impaired loan schedule above, as of December 31, 2012 and 2011 were as follows:

	Years Ended December 31,
	2012		2011
	Dollars	Number of Loans	Dollars	Number of Loans

Commercial real estate	$3,097,214	7	$7,696,921	10
Residential first mortgages	1,418,229	3	-	-
Construction and land development	-	-	1,716,915	1
Commercial loans	-	-	2,369,329	3
Commercial equipment	-	-	129,876	1
	$4,515,443	10	$11,913,041	15